License, research and consulting agreements (Details Textual)	12 Months Ended														0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2004 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2014 Coreg Sales [Member] USD ($)	Dec. 31, 2013 Coreg Sales [Member] USD ($)	Dec. 31, 2012 Coreg Sales [Member] USD ($)	Dec. 31, 2012 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] EUR (€)	Dec. 31, 2007 Merck Serono [Member] USD ($)	Dec. 31, 2013 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2012 Corning France and Corning Incorporated [Member] USD ($)	Feb. 12, 2014 Corning France and Corning Incorporated [Member] Subsequent Event [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2013 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2012 Eagle Pharmaceuticals Inc [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] EUR (€)
License, Research And Consulting Agreements [Line Items]
Proceeds from Royalties Received				$ 20,717,000	$ 6,300,000	$ 6,800,000	$ 6,900,000					$ 111,000	$ 152,000
Research and Development Revenues															345,000	31,600	659,000
Amortization								2,745,000									43,000
Up Front Payment											2,700,000
Payment For Exercising The Option									6,500,000	5,000,000
Maximum Milestone Payments Eligibility									53,000,000	41,000,000
Milestone Payments Receivable															1,200,000			900,000
License and Research and Development Revenues	2,800,000	3,000,000	3,300,000
Accelerated Amortization								1,426,000
Research and Product Development Agreement Termination														$ 336,000